CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Cash, Cash Equivalents:
Cash and Banks	R$ 179,907	R$ 51,270
Financial Investments	26,392,615	12,995,101
Total cash, cash equivalents	R$ 26,572,522	R$ 13,046,371	R$ 10,739,126	R$ 192,659